UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07489

                      Oppenheimer International Growth Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: NOVEMBER 30

            Date of reporting period: DECEMBER 1, 2004 - MAY 31, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United Kingdom                                                             18.1%
--------------------------------------------------------------------------------
Japan                                                                      16.7
--------------------------------------------------------------------------------
France                                                                     12.5
--------------------------------------------------------------------------------
Australia                                                                   7.1
--------------------------------------------------------------------------------
Germany                                                                     5.9
--------------------------------------------------------------------------------
Switzerland                                                                 5.1
--------------------------------------------------------------------------------
Sweden                                                                      4.6
--------------------------------------------------------------------------------
The Netherlands                                                             4.2
--------------------------------------------------------------------------------
India                                                                       3.6
--------------------------------------------------------------------------------
Brazil                                                                      2.9

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2005, and are based on total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Vodafone Group plc                                                          2.6%
--------------------------------------------------------------------------------
Novogen Ltd.                                                                2.5
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                   2.3
--------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                      1.9
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                                      1.9
--------------------------------------------------------------------------------
The Royal Bank of Scotland Group plc                                        1.9
--------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                               1.7
--------------------------------------------------------------------------------
Continental AG                                                              1.7
--------------------------------------------------------------------------------
Technip SA                                                                  1.7
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronatica SA, Preference                             1.7

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2005, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.


                   10 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Europe                           61.9%
Asia                             29.7
Latin America                     3.7
Middle East/Africa                2.5
United States/Canada              2.2

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------


                   11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year), and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                   13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                  BEGINNING       ENDING          EXPENSES
                                  ACCOUNT         ACCOUNT         PAID DURING
                                  VALUE           VALUE           6 MONTHS ENDED
                                  (12/1/04)       (5/31/05)       MAY 31, 2005
--------------------------------------------------------------------------------
Class A Actual                    $1,000.00       $1,020.10       $ 7.18
--------------------------------------------------------------------------------
Class A Hypothetical               1,000.00        1,017.85         7.17
--------------------------------------------------------------------------------
Class B Actual                     1,000.00        1,016.20        11.02
--------------------------------------------------------------------------------
Class B Hypothetical               1,000.00        1,014.06        11.01
--------------------------------------------------------------------------------
Class C Actual                     1,000.00        1,016.20        10.76
--------------------------------------------------------------------------------
Class C Hypothetical               1,000.00        1,014.31        10.75
--------------------------------------------------------------------------------
Class N Actual                     1,000.00        1,018.80         8.44
--------------------------------------------------------------------------------
Class N Hypothetical               1,000.00        1,016.60         8.43

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended May 31, 2005 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.42%
---------------------------
Class B           2.18
---------------------------
Class C           2.13
---------------------------
Class N           1.67

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                   14 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  May 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.8%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.7%
Continental AG                                        245,498     $   17,416,026
--------------------------------------------------------------------------------
AUTOMOBILES--2.0%
Honda Motor Co.                                       100,879          4,990,657
--------------------------------------------------------------------------------
Porsche AG,
Preferred                                               8,049          5,606,091
--------------------------------------------------------------------------------
Toyota Motor Corp.                                    268,500          9,513,372
                                                                  --------------
                                                                      20,110,120

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp.                                        162,700          8,606,830
--------------------------------------------------------------------------------
William Hill plc                                      749,400          6,733,747
                                                                  --------------
                                                                      15,340,577

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.1%
Daito Trust
Construction
Co. Ltd.                                              158,632          5,977,840
--------------------------------------------------------------------------------
Groupe SEB SA                                          39,224          4,030,326
--------------------------------------------------------------------------------
Koninklijke (Royal)
Philips Electronics
NV                                                    214,200          5,458,853
--------------------------------------------------------------------------------
Sony Corp.                                            145,300          5,435,279
                                                                  --------------
                                                                      20,902,298

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.1%
Great Universal
Stores (The) plc                                      290,430          4,467,301
--------------------------------------------------------------------------------
GS Home
Shopping, Inc.                                        106,844          8,078,144
--------------------------------------------------------------------------------
Next plc                                              339,130          8,873,716
                                                                  --------------
                                                                      21,419,161

--------------------------------------------------------------------------------
MEDIA--4.9%
British Sky
Broadcasting
Group plc                                             199,599          1,978,472
--------------------------------------------------------------------------------
Gestevision
Telecinco SA                                          123,989          2,874,523
--------------------------------------------------------------------------------
Grupo Televisa SA,
Sponsored GDR                                         137,200          8,232,000
--------------------------------------------------------------------------------
Mediaset SpA                                          633,800          7,471,702

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
News Corp.,
Inc., Cl. B                                           303,494     $    5,115,376
--------------------------------------------------------------------------------
Publishing &
Broadcasting Ltd.                                     252,536          2,906,308
--------------------------------------------------------------------------------
Societe Television
Francaise 1                                           168,440          4,562,124
--------------------------------------------------------------------------------
Sogecable SA                                           47,100          1,720,230
--------------------------------------------------------------------------------
Vivendi Universal SA                                  230,440          7,021,183
--------------------------------------------------------------------------------
Zee Telefilms Ltd.                                  2,536,600          8,062,040
                                                                  --------------
                                                                      49,943,958

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.3%
Hennes & Mauritz
AB, B Shares                                          493,800         17,453,336
--------------------------------------------------------------------------------
Industria de Diseno
Textil SA                                             105,200          2,982,634
--------------------------------------------------------------------------------
New Dixons
Group plc                                             884,231          2,426,160
                                                                  --------------
                                                                      22,862,130

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.2%
Compagnie
Financiere
Richemont AG,
A Shares                                              171,134          5,209,141
--------------------------------------------------------------------------------
Luxottica Group SpA                                   558,800         11,627,914
--------------------------------------------------------------------------------
LVMH Moet
Hennessey Louis
Vuitton                                                37,110          2,648,627
--------------------------------------------------------------------------------
Puma AG                                                10,996          2,787,429
                                                                  --------------
                                                                      22,273,111

--------------------------------------------------------------------------------
CONSUMER STAPLES--5.6%
--------------------------------------------------------------------------------
BEVERAGES--2.5%
Foster's Group Ltd.                                 1,226,245          5,000,394
--------------------------------------------------------------------------------
Heineken NV                                           262,825          8,331,330
--------------------------------------------------------------------------------
Pernod-Ricard SA                                       73,690         11,380,310
                                                                  --------------
                                                                      24,712,034

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Carrefour SA                                           40,750          2,020,852
--------------------------------------------------------------------------------
William Morrison
Supermarkets plc                                      697,480          2,395,358


                   15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING Continued
Woolworths Ltd.                                       255,964     $    3,106,190
                                                                  --------------
                                                                       7,522,400

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
Cadbury
Schweppes plc                                         598,060          5,824,872
--------------------------------------------------------------------------------
Nestle SA                                              18,518          4,872,768
--------------------------------------------------------------------------------
Unilever plc                                          568,370          5,540,866
                                                                  --------------
                                                                      16,238,506

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
L'Oreal SA                                            114,850          8,331,374
--------------------------------------------------------------------------------
ENERGY--5.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.7%
Technip SA                                            390,160         17,221,696
--------------------------------------------------------------------------------
OIL & GAS--4.0%
BG Group plc                                          881,150          6,672,710
--------------------------------------------------------------------------------
BP plc, ADR                                           215,000         12,943,000
--------------------------------------------------------------------------------
Neste Oil Oyj 1                                        96,100          2,146,356
--------------------------------------------------------------------------------
Total SA, B Shares                                     71,860         15,872,797
--------------------------------------------------------------------------------
Tsakos Energy
Navigation Ltd.                                        76,600          3,062,468
                                                                  --------------
                                                                      40,697,331

--------------------------------------------------------------------------------
FINANCIALS--18.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
Credit Suisse Group                                   121,369          4,860,982
--------------------------------------------------------------------------------
UBS AG                                                 61,371          4,731,623
                                                                  --------------
                                                                       9,592,605

--------------------------------------------------------------------------------
COMMERCIAL BANKS--9.8%
ABN Amro
Holding NV                                             83,200          1,930,931
--------------------------------------------------------------------------------
Anglo Irish
Bank Corp.                                          1,629,204         19,266,404
--------------------------------------------------------------------------------
Bayerische Hypo-Und
Vereinsbank 1                                         105,539          2,597,436
--------------------------------------------------------------------------------
Commerzbank AG                                        228,724          4,976,177
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                         495,700          9,631,451
--------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                1,607,000          8,187,875

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Mitsubishi Tokyo
Financial Group, Inc.                                   2,355     $   19,539,885
--------------------------------------------------------------------------------
National Australia
Bank Ltd.                                             136,600          3,244,178
--------------------------------------------------------------------------------
Royal Bank of
Scotland Group
plc (The)                                             652,081         19,147,837
--------------------------------------------------------------------------------
Societe Generale,
Cl. A                                                 109,830         10,791,895
                                                                  --------------
                                                                      99,314,069

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
Mediobanca SpA                                        333,400          5,805,289
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.6%
3i Group plc                                          816,197         10,255,669
--------------------------------------------------------------------------------
Collins Stewart
Tullett plc                                         1,830,121         14,033,599
--------------------------------------------------------------------------------
MLP AG                                                137,792          2,251,769
                                                                  --------------
                                                                      26,541,037

--------------------------------------------------------------------------------
INSURANCE--2.4%
Alleanza
Assicurazioni SpA                                     407,700          4,357,249
--------------------------------------------------------------------------------
Allianz AG                                             64,994          7,661,972
--------------------------------------------------------------------------------
AMP Ltd.                                            1,921,305          9,529,199
--------------------------------------------------------------------------------
Skandia Forsakrings
AB                                                    508,200          2,800,207
                                                                  --------------
                                                                      24,348,627

--------------------------------------------------------------------------------
REAL ESTATE--1.9%
Solidere, GDR 1,2                                     800,935          9,611,220
--------------------------------------------------------------------------------
Solidere, GDR 1                                        76,157            913,884
--------------------------------------------------------------------------------
Sumitomo Realty
& Development
Co. Ltd.                                              844,000          9,103,346
                                                                  --------------
                                                                      19,628,450

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Housing
Development
Finance Corp. Ltd.                                    265,500          4,625,162


                   16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--14.7%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.4%
Art Advanced
Research
Technologies, Inc. 1,3                                389,400     $      304,025
--------------------------------------------------------------------------------
Art Advanced
Research
Technologies, Inc. 1,3,4                            1,901,125          1,484,307
--------------------------------------------------------------------------------
Essilor International
SA                                                    114,700          7,868,829
--------------------------------------------------------------------------------
Ortivus AB, Cl. B 1,3                                 710,800          2,712,922
--------------------------------------------------------------------------------
Synthes, Inc.                                          42,819          4,702,407
--------------------------------------------------------------------------------
Terumo Corp.                                          283,700          7,435,408
--------------------------------------------------------------------------------
William Demant
Holding AS 1                                          209,200         10,014,452
                                                                  --------------
                                                                      34,522,350

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
Nicox SA 1                                          1,332,479          6,542,370
--------------------------------------------------------------------------------
PHARMACEUTICALS--10.6%
Astellas Pharma, Inc.                                 108,600          3,882,324
--------------------------------------------------------------------------------
AstraZeneca plc                                        41,520          1,761,656
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                   138,780          3,429,593
--------------------------------------------------------------------------------
H. Lundbeck AS                                         97,100          2,432,477
--------------------------------------------------------------------------------
Marshall Edwards,
Inc. 1,4                                            1,750,000         13,673,614
--------------------------------------------------------------------------------
NeuroSearch AS 1                                      228,200         10,207,041
--------------------------------------------------------------------------------
Novogen Ltd. 1,3                                    6,323,015         25,453,019
--------------------------------------------------------------------------------
Oxagen Ltd. 1,4                                       214,287             17,043
--------------------------------------------------------------------------------
Roche Holdings AG                                      83,255         10,496,906
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                     169,550         15,293,383
--------------------------------------------------------------------------------
Schering AG                                            72,251          4,542,360
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                   198,000          2,714,150
--------------------------------------------------------------------------------
SkyePharma plc 1                                    3,340,500          3,277,797
--------------------------------------------------------------------------------
Takeda
Pharmaceutical
Co. Ltd.                                              112,000          5,396,969
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd.,
Sponsored ADR                                         144,800          4,831,976
                                                                  --------------
                                                                     107,410,308

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--10.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.7%
Empresa Brasileira
de Aeronautica SA,
Preference                                          2,238,246     $   16,925,023
--------------------------------------------------------------------------------
AIRLINES--0.7%
easyJet plc 1                                       1,828,864          7,502,154
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.1%
BTG plc 1                                           2,170,784          5,532,180
--------------------------------------------------------------------------------
Capita Group plc                                    1,327,520          9,244,854
--------------------------------------------------------------------------------
Prosegur Compania
de Seguridad SA                                       205,149          4,304,231
--------------------------------------------------------------------------------
Randstad Holding
NV                                                     72,783          2,602,720
                                                                  --------------
                                                                      21,683,985

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.3%
Koninklijke Boskalis
Westminster NV                                         68,543          2,488,209
--------------------------------------------------------------------------------
Leighton
Holdings Ltd.                                         547,231          4,277,050
--------------------------------------------------------------------------------
Vinci SA                                               84,920          6,358,759
                                                                  --------------
                                                                      13,124,018

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
Ushio, Inc.                                           376,000          7,244,015
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.5%
Aalberts Industries
NV                                                    355,780         15,673,513
--------------------------------------------------------------------------------
Siemens AG                                            130,596          9,558,784
                                                                  --------------
                                                                      25,232,297

--------------------------------------------------------------------------------
MACHINERY--0.5%
Hyundai Heavy
Industries Co. Ltd.                                    93,912          4,958,949
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Bunzl plc                                             813,260          7,950,391
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
Nokia Oyj                                             500,500          8,434,757
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
B Shares                                            7,346,500         23,102,977
                                                                  --------------
                                                                      31,537,734


                   17 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
Logitech
International SA 1                                     99,935     $    5,935,742
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.5%
Electrocomponents
plc                                                   917,820          4,348,692
--------------------------------------------------------------------------------
Hoya Corp.                                             74,100          8,253,893
--------------------------------------------------------------------------------
Keyence Corp.                                          38,100          8,315,914
--------------------------------------------------------------------------------
NEOMAX Co. Ltd.                                       287,518          6,460,990
--------------------------------------------------------------------------------
Nidec Corp.                                            84,300          9,205,456
--------------------------------------------------------------------------------
Nippon Electric
Glass Co. Ltd.                                        680,000         10,507,461
--------------------------------------------------------------------------------
Omron Corp.                                           223,318          4,902,507
--------------------------------------------------------------------------------
Tandberg ASA                                        1,326,200         14,173,083
                                                                  --------------
                                                                      66,167,996

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Yahoo Japan Corp.                                       1,780          3,561,626
--------------------------------------------------------------------------------
IT SERVICES--1.7%
Infosys
Technologies Ltd.                                     283,076         14,513,400
--------------------------------------------------------------------------------
United Internet AG                                     88,125          2,287,060
                                                                  --------------
                                                                      16,800,460

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.5%
Canon, Inc.                                           242,000         13,090,585
--------------------------------------------------------------------------------
Konica Minolta
Holdings, Inc.                                        199,000          1,779,874
                                                                  --------------
                                                                      14,870,459

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
ASM International
NV 1                                                  402,300          5,970,132
--------------------------------------------------------------------------------
Samsung
Electronics Co.                                         9,900          4,778,240
                                                                  --------------
                                                                      10,748,372

--------------------------------------------------------------------------------
SOFTWARE--1.2%
Autonomy Corp. plc 1                                  954,869          4,337,711
--------------------------------------------------------------------------------
Business Objects SA 1                                 114,230          3,273,795
--------------------------------------------------------------------------------
Enix Corp.                                             66,500          1,911,641
--------------------------------------------------------------------------------
UbiSoft
Entertainment SA 1                                     56,236          2,518,939
                                                                  --------------
                                                                      12,042,086

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--4.5%
--------------------------------------------------------------------------------
CHEMICALS--1.6%
Nufarm Ltd.                                           683,392     $    4,556,843
--------------------------------------------------------------------------------
Sika AG 1                                               9,389          5,896,328
--------------------------------------------------------------------------------
Syngenta AG 1                                          49,419          5,118,453
                                                                  --------------
                                                                      15,571,624

--------------------------------------------------------------------------------
METALS & MINING--2.9%
Companhia Vale
do Rio Doce,
Sponsored ADR                                         500,900         12,362,212
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                         114,700          9,601,067
--------------------------------------------------------------------------------
Rio Tinto plc                                         254,500          7,584,698
                                                                  --------------
                                                                      29,547,977

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.2%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.2%
KDDI Corp.                                              2,379         10,915,760
--------------------------------------------------------------------------------
SK Telecom Co.
Ltd., ADR                                             234,234          4,900,175
--------------------------------------------------------------------------------
Vodafone Group plc                                 10,503,223         26,480,879
                                                                  --------------
                                                                      42,296,814

--------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Fortum Oyj                                            384,400          5,827,683
                                                                  --------------
Total Common Stocks
(Cost $778,917,574)                                                1,002,850,394

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.7%
--------------------------------------------------------------------------------
Ceres Group, Inc.:
$4.00 Cv., Series C-1 1,4                              44,515            289,348
Cv., Series C 1,4                                     600,000          3,900,000
Cv., Series D 1,4                                     418,000          2,717,000
                                                                  --------------
Total Preferred Stocks
(Cost $5,086,060)                                                      6,906,348


                   18 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                           VALUE
                                                        UNITS         SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Ceres Group, Inc.:
Series C Wts.,
Exp. 8/28/06 1,4                                       20,032     $           --
Series D Wts.,
Exp. 12/31/30 1,4                                      41,800                 --
--------------------------------------------------------------------------------
Sogecable SA Rts.,
Exp. 6/7/05 1                                          47,100             19,706
                                                                  --------------
Total Rights, Warrants
and Certificates (Cost $0)                                                19,706

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $784,003,634)                                      99.9%     1,009,776,448
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                        0.1            870,295
                                                   -----------------------------
NET ASSETS                                              100.0%    $1,010,646,743
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $9,611,220 or 0.95% of the Fund's net assets as of May 31, 2005.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of May 31, 2005 amounts to $29,954,273. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                                         SHARES
                                                         SHARES          GROSS            GROSS         MAY 31,
                                              NOVEMBER 30, 2004      ADDITIONS       REDUCTIONS            2005
---------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.              1,901,125             --               --       1,901,125
Art Advanced Research Technologies, Inc.                389,400             --               --         389,400
Novogen Ltd.                                          6,323,015             --               --       6,323,015
Ortivus AB, B Shares                                    710,800             --               --         710,800

                                                                                          VALUE        DIVIDEND
                                                                                     SEE NOTE 1          INCOME
---------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.                                            $ 1,484,307      $       --
Art Advanced Research Technologies, Inc.                                                304,025              --
Novogen Ltd.                                                                         25,453,019              --
Ortivus AB, B Shares                                                                  2,712,922              --
                                                                                    ---------------------------
                                                                                    $29,954,273      $       --
                                                                                    ===========================

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of May 31, 2005 was $22,081,312, which represents 2.18% of the Fund's net assets, all of which is considered restricted. See Note 6 of Notes to Financial Statements.


                   19 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                          VALUE      PERCENT
--------------------------------------------------------------------------------
United Kingdom                                      $  182,760,955         18.1%
Japan                                                  168,326,827         16.7
France                                                 125,737,259         12.5
Australia                                               71,746,795          7.1
Germany                                                 59,685,104          5.9
Switzerland                                             51,824,350          5.1
Sweden                                                  46,069,442          4.6
The Netherlands                                         42,455,688          4.2
India                                                   36,832,053          3.6
Brazil                                                  29,287,235          2.9
Italy                                                   29,262,154          2.9
Korea, Republic of South                                22,715,508          2.3
Denmark                                                 22,653,970          2.2
United States                                           20,628,554          2.0
Ireland                                                 19,266,404          1.9
Norway                                                  17,235,551          1.7
Finland                                                 16,408,796          1.6
Spain                                                   11,901,324          1.2
Lebanon                                                 10,525,104          1.0
South Africa                                             9,601,067          1.0
Mexico                                                   8,232,000          0.8
Israel                                                   4,831,976          0.5
Canada                                                   1,788,332          0.2
                                                    ----------------------------
TOTAL                                               $1,009,776,448        100.0%
                                                    ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   20 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

May 31, 2005
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $758,569,443)                                                $   979,822,175
Affiliated companies (cost $25,434,191)                                                        29,954,273
                                                                                          ----------------
                                                                                            1,009,776,448
----------------------------------------------------------------------------------------------------------
Cash                                                                                              739,677
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                          2,664,211
Investments sold                                                                                  627,145
Shares of beneficial interest sold                                                                 60,103
Other                                                                                              28,362
                                                                                          ----------------
Total assets                                                                                1,013,895,946

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                          2,148,645
Distribution and service plan fees                                                                422,329
Transfer and shareholder servicing agent fees                                                     305,855
Trustees' compensation                                                                            177,674
Shareholder communications                                                                        126,947
Other                                                                                              67,753
                                                                                          ----------------
Total liabilities                                                                               3,249,203

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $ 1,010,646,743
                                                                                          ================

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $ 1,117,886,568
----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (12,466,060)
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions               (320,480,320)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                             225,706,555
                                                                                          ----------------
NET ASSETS                                                                                $ 1,010,646,743
                                                                                          ================


                   21 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $676,945,387 and
36,711,345 shares of beneficial interest outstanding)                                                $18.44
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)      $19.56
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $156,325,103 and 8,875,081 shares
of beneficial interest outstanding)                                                                  $17.61
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $145,384,063 and 8,248,930 shares
of beneficial interest outstanding)                                                                  $17.62
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $31,992,190 and 1,757,643 shares
of beneficial interest outstanding)                                                                  $18.20

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   22 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,540,285)         $ 12,440,510
--------------------------------------------------------------------------------
Interest                                                                 79,391
                                                                   -------------
Total investment income                                              12,519,901

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,995,082
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 850,162
Class B                                                                 825,492
Class C                                                                 743,584
Class N                                                                  80,115
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,683,629
Class B                                                                 272,402
Class C                                                                 220,055
Class N                                                                  75,070
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  38,948
Class B                                                                  40,510
Class C                                                                  22,280
Class N                                                                   2,106
--------------------------------------------------------------------------------
Custodian fees and expenses                                             169,525
--------------------------------------------------------------------------------
Trustees' compensation                                                   17,754
--------------------------------------------------------------------------------
Other                                                                    59,084
                                                                   -------------
Total expenses                                                        9,095,798
Less reduction to custodian expenses                                     (1,947)
Less waivers and reimbursements of expenses                            (477,023)
                                                                   -------------
Net expenses                                                          8,616,828

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 3,903,073


                   23 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                  $ 39,797,342
Foreign currency transactions                                                  14,387,614
                                                                             -------------
Net realized gain                                                              54,184,956
------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    23,139,745
Translation of assets and liabilities denominated in foreign currencies       (61,190,294)
                                                                             -------------
Net change in unrealized appreciation                                         (38,050,549)

------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ 20,037,480
                                                                             =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   24 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS                  YEAR
                                                                        ENDED                 ENDED
                                                                 MAY 31, 2005          NOVEMBER 30,
                                                                  (UNAUDITED)                  2004
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income (loss)                                  $     3,903,073       $      (344,925)
----------------------------------------------------------------------------------------------------
Net realized gain                                                  54,184,956             9,116,716
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                             (38,050,549)          136,039,808
                                                              --------------------------------------
Net increase in net assets resulting from operations               20,037,480           144,811,599

----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (4,399,238)           (6,767,655)
Class B                                                                    --            (1,084,899)
Class C                                                                    --              (837,758)
Class N                                                              (132,238)             (241,976)

----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                           (19,066,608)           69,139,385
Class B                                                           (13,604,152)          (32,194,872)
Class C                                                            (1,497,949)            9,003,324
Class N                                                            (1,137,290)            7,458,197

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
Total increase (decrease)                                         (19,799,995)          189,285,345
----------------------------------------------------------------------------------------------------
Beginning of period                                             1,030,446,738           841,161,393
                                                              --------------------------------------
End of period (including accumulated net investment loss
of $12,466,060 and $11,837,657, respectively)                 $ 1,010,646,743       $ 1,030,446,738
                                                              ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   25 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                                       YEAR
                                                  ENDED                                                                      ENDED
                                           MAY 31, 2005                                                                   NOV. 30,
CLASS A                                     (UNAUDITED)           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  18.19       $  15.72       $  11.63       $  14.96       $  19.77       $  19.22
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        .09 1          .04 1          .01            .12            .06           (.01)
Net realized and unrealized gain (loss)             .28           2.63           4.19          (3.41)         (3.93)           .77
                                               -------------------------------------------------------------------------------------
Total from investment operations                    .37           2.67           4.20          (3.29)         (3.87)           .76
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.12)          (.20)          (.11)          (.04)            --             --
Distributions from net realized gain                 --             --             --             --           (.94)          (.21)
                                               -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.12)          (.20)          (.11)          (.04)          (.94)          (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  18.44       $  18.19       $  15.72       $  11.63       $  14.96       $  19.77
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 2.01%         17.18%         36.55%        (22.04)%       (20.58)%         3.92%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $676,946       $686,313       $528,363       $358,097       $535,615       $478,680
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $702,019       $598,265       $390,315       $512,319       $536,366       $418,537
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              0.97%          0.22%          0.18%          0.62%          0.62%          0.22%
Total expenses                                     1.55%          1.61%          1.88%          1.64%          1.42%          1.38%
Expenses after payments and waivers and
reduction to custodian expenses                    1.42%          1.43%          1.42%          1.56%           N/A 4,5        N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              17%            37%            61%            46%            33%            61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   26 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                             SIX MONTHS                                                                       YEAR
                                                  ENDED                                                                      ENDED
                                           MAY 31, 2005                                                                   NOV. 30,
CLASS B                                     (UNAUDITED)           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  17.33       $  15.00       $  11.10       $  14.34       $  19.14       $  18.75
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        .02 1         (.09) 1        (.13)          (.03)          (.01)          (.08)
Net realized and unrealized gain (loss)             .26           2.51           4.06          (3.21)         (3.85)           .68
                                               -------------------------------------------------------------------------------------
Total from investment operations                    .28           2.42           3.93          (3.24)         (3.86)           .60
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 --           (.09)          (.03)            --             --             --
Distributions from net realized gain                 --             --             --             --           (.94)          (.21)
                                               -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      --           (.09)          (.03)            --           (.94)          (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  17.61       $  17.33       $  15.00       $  11.10       $  14.34       $  19.14
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 1.62%         16.25%         35.49%        (22.59)%       (21.23)%         3.16%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $156,325       $166,973       $174,959       $161,074       $230,085       $273,243
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $165,805       $167,441       $148,838       $200,304       $262,745       $276,393
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                       0.20%         (0.57)%        (0.55)%        (0.12)%        (0.15)%        (0.56)%
Total expenses                                     2.18%          2.24%          2.48%          2.39%          2.17%          2.14%
Expenses after payments and waivers and
reduction to custodian expenses                     N/A 4,5       2.21%          2.19%          2.31%           N/A 4,5        N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              17%            37%            61%            46%            33%            61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                                       YEAR
                                                  ENDED                                                                      ENDED
                                           MAY 31, 2005                                                                   NOV. 30,
CLASS C                                     (UNAUDITED)           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  17.34       $  15.01       $  11.12       $  14.37       $  19.16       $  18.77
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        .02 1         (.08) 1        (.08)          (.01)            -- 2         (.04)
Net realized and unrealized gain (loss)             .26           2.52           4.01          (3.24)         (3.85)           .64
                                               -------------------------------------------------------------------------------------
Total from investment operations                    .28           2.44           3.93          (3.25)         (3.85)           .60
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 --           (.11)          (.04)            --             --             --
Distributions from net realized gain                 --             --             --             --           (.94)          (.21)
                                               -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      --           (.11)          (.04)            --           (.94)          (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  17.62       $  17.34       $  15.01       $  11.12       $  14.37       $  19.16
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 1.62%         16.34%         35.44%        (22.62)%       (21.16)%         3.16%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $145,384       $144,529       $116,659       $ 89,456       $114,084       $113,230
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $149,274       $131,125       $ 90,532       $106,551       $122,775       $ 98,110
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                       0.28%         (0.52)%        (0.59)%        (0.12)%        (0.14)%        (0.53)%
Total expenses                                     2.13%          2.16%          2.38%          2.37%          2.17%          2.14%
Expenses after payments and waivers and
reduction to custodian expenses                     N/A 5          N/A 5,6       2.22%          2.29%           N/A 5,6        N/A 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              17%            37%            61%            46%            33%            61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                          SIX MONTHS                                                        YEAR
                                                               ENDED                                                       ENDED
                                                        MAY 31, 2005                                                    NOV. 30,
CLASS N                                                  (UNAUDITED)           2004           2003           2002         2001 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 17.94        $ 15.51        $ 11.55        $ 14.93        $ 18.74
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                     .07 2           -- 2,3        .02            .09            .01
Net realized and unrealized gain (loss)                          .27           2.60           4.08          (3.38)         (3.82)
                                                             -----------------------------------------------------------------------
Total from investment operations                                 .34           2.60           4.10          (3.29)         (3.81)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.08)          (.17)          (.14)          (.09)            --
Distributions from net realized gain                              --             --             --             --             --
                                                             -----------------------------------------------------------------------
Total dividends and/or distributions to shareholders            (.08)          (.17)          (.14)          (.09)            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 18.20        $ 17.94        $ 15.51        $ 11.55        $ 14.93
                                                             =======================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                              1.88%         16.94%         36.01%        (22.18)%       (20.33)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $31,992        $32,631        $21,180        $11,833        $ 3,102
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $32,198        $26,738        $14,722        $ 9,195        $ 1,152
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                    0.75%         (0.02)%        (0.16)%         0.19%          0.18%
Total expenses                                                  1.79%          1.77%          1.90%          1.80%          1.74%
Expenses after payments and waivers and
reduction to custodian expenses                                 1.67%          1.66%          1.73%          1.72%           N/A 6,7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           17%            37%            61%            46%            33%

1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager


                   30 | OPPENHEIMER INTERNATIONAL GROWTH FUND identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments


                   31 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of May 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $308,888,944. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of May 31, 2005, it is estimated that the Fund will utilize $54,184,956 of capital loss carryforward to offset realized capital gains. During the year ended November 30, 2004, the Fund utilized $4,192,154 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of November 30, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              -----------------------------------
                              2009                   $ 76,651,058
                              2010                    110,808,862
                              2011                    175,613,980
                                                     ------------
                              Total                  $363,073,900
                                                     ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended May 31, 2005, the Fund's projected benefit obligations were increased by $4,394 and payments of $9,777 were made to retired trustees, resulting in an accumulated liability of $151,049 as of May 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and


                   32 | OPPENHEIMER INTERNATIONAL GROWTH FUND will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   33 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  SIX MONTHS ENDED MAY 31, 2005            YEAR ENDED NOVEMBER 30, 2004
                                     SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A
Sold                              6,787,735       $ 127,537,242          19,377,829       $ 323,265,209
Dividends and/or
distributions reinvested            203,068           3,746,610             364,291           5,755,789
Redeemed                         (8,005,720)       (150,350,460) 1      (15,635,357)       (259,881,613) 2
                                 -------------------------------------------------------------------------
Net increase (decrease)          (1,014,917)      $ (19,066,608)          4,106,763       $  69,139,385
                                 =========================================================================

----------------------------------------------------------------------------------------------------------
CLASS B
Sold                                743,123       $  13,350,635           2,003,862       $  32,149,130
Dividends and/or
distributions reinvested                 --                  --              61,977             940,197
Redeemed                         (1,500,349)        (26,954,787) 1       (4,100,867)        (65,284,199) 2
                                 -------------------------------------------------------------------------
Net decrease                       (757,226)      $ (13,604,152)         (2,035,028)      $ (32,194,872)
                                 =========================================================================

----------------------------------------------------------------------------------------------------------
CLASS C
Sold                                889,036       $  15,990,808           2,301,953       $  36,724,240
Dividends and/or
distributions reinvested                 --                  --              45,549             690,983
Redeemed                           (974,783)        (17,488,757) 1       (1,786,385)        (28,411,899) 2
                                 -------------------------------------------------------------------------
Net increase (decrease)             (85,747)      $  (1,497,949)            561,117       $   9,003,324
                                 =========================================================================

----------------------------------------------------------------------------------------------------------
CLASS N
Sold                                456,498       $   8,475,574           1,087,688       $  17,969,575
Dividends and/or
distributions reinvested              6,868             125,204              14,836             231,750
Redeemed                           (524,205)         (9,738,068) 1         (649,373)        (10,743,128) 2
                                 -------------------------------------------------------------------------
Net increase (decrease)             (60,839)      $  (1,137,290)            453,151       $   7,458,197
                                 =========================================================================

1. Net of redemption fees of $2,726, $644, $580 and $125 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $4,905, $1,373, $1,075 and $219 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2005, were $174,894,215 and $208,501,410, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the


                   34 | OPPENHEIMER INTERNATIONAL GROWTH FUND next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2005, the Fund paid $1,737,970 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at May 31, 2005 for Class B, Class C and Class N shares were $3,057,244, $2,760,437 and $275,520, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                   35 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                             CLASS A             CLASS B              CLASS C              CLASS N
                         CLASS A          CONTINGENT          CONTINGENT           CONTINGENT           CONTINGENT
                       FRONT-END            DEFERRED            DEFERRED             DEFERRED             DEFERRED
                   SALES CHARGES       SALES CHARGES       SALES CHARGES        SALES CHARGES        SALES CHARGES
SIX MONTHS           RETAINED BY         RETAINED BY         RETAINED BY          RETAINED BY          RETAINED BY
ENDED                DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR          DISTRIBUTOR          DISTRIBUTOR
------------------------------------------------------------------------------------------------------------------
May 31, 2005            $173,720              $3,283            $146,340              $11,682              $28,380

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended May 31, 2005, OFS waived $457,880, $22 and $19,121 for Class A, Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of May 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of May 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted


                   36 | OPPENHEIMER INTERNATIONAL GROWTH FUND are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                                            UNREALIZED
                                                   ACQUISITION                     VALUATION AS OF        APPRECIATION
SECURITY                                                 DATES            COST        MAY 31, 2005      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.                                     6/19/01      $7,500,000         $ 1,484,307         $(6,015,693)
Ceres Group, Inc., $4.00 Cv., Series C-1                2/6/01         178,060             289,348             111,288
Ceres Group, Inc., Cv., Series C                        1/6/99       2,400,000           3,900,000           1,500,000
Ceres Group, Inc., Cv., Series D                       3/15/01       2,508,000           2,717,000             209,000
Ceres Group, Inc., Series C Wts.,
Exp. 8/28/06                                          10/25/01              --                  --                  --
Ceres Group, Inc., Series D Wts.,
Exp. 12/31/30                                          10/4/01              --                  --                  --
Marshall Edwards, Inc.                        5/22/02-11/20/03       7,000,000          13,673,614           6,673,614
Oxagen Ltd.                                           12/20/00       2,210,700              17,043          (2,193,657)
                                                                                       --------------------------------
                                                                                       $22,081,312         $   284,552
                                                                                       ================================

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   37 | OPPENHEIMER INTERNATIONAL GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   38 | OPPENHEIMER INTERNATIONAL GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of George R. Evans and the Manager's global investment team and analysts. Mr. Evans has had over 17 years of experience managing equity investments and has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception in March 1996. Mr. Evans has been Vice President of the Manager since October 1993 and Director of International Equities of the Manager since July 2004. He was Vice President


                   39 | OPPENHEIMER INTERNATIONAL GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

of HarbourView Asset Management Corporation from July 1994 through November 2001 and is an officer of other portfolios in the OppenheimerFunds complex.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other international multi-cap growth funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year, three-year and five-year performance were better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international multi-cap growth funds and international multi-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are lower than its peer group average although the Fund's actual total expenses are slightly higher than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the fund has recently experienced modest asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.


                   40 | OPPENHEIMER INTERNATIONAL GROWTH FUND

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   41 | OPPENHEIMER INTERNATIONAL GROWTH FUND

ITEM 2.  CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

      Not applicable.

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable to semiannual reports.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

      (C) EXHIBITS ATTACHED HERETO. (ATTACH PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES AS REQUIRED BY ITEM 7)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005


By:   /s/ Brian W. Wixted
      ---------------------
      Brian W. Wixted

      Chief Financial Officer

Date: July 15, 2005